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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.

Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy

Title:   Chief Operating Officer

Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:

  /s/ Blake Murphy                Toronto, Ontario          October 25, 2012
--------------------------     -----------------------   -----------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  95

Form 13F Information Table Value Total:  $  4,875,177.76 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name
1            28-11838                      Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]



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                           FORM 13F INFORMATION TABLE

                      TITLE OF                              SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         CLASS       CUSIP       VALUE        PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
-------------------- ----------- --------- ------------ -------------- --- ---- ---------- -------- --------- ------ ---------
3M COMPANY           COMMON       88579Y101    57,423.32        621,330          DEFINED                                621,330
3M COMPANY           COMMON       88579Y101   154,101.11      1,667,400          SOLE                1,422,300          245,100
AMERICAN EXPRESS CO  COMMON       025816109     5,015.05         88,200          DEFINED                                 88,200
AMERICAN EXPRESS CO  COMMON       025816109    15,494.35        272,500          SOLE                  231,500           41,000
APACHE CORP          COMMON       037411105    45,565.80        526,955          DEFINED                                526,955
APACHE CORP          COMMON       037411105    88,030.78      1,018,050          SOLE                  873,150          144,900
AUSTRAL&NEW ZEAL BKG BKG SP
                     ADR (1 ORD)  052528304     8,778.36        341,650          SOLE                  341,650                -
BEAM INC             COMMON
                     STOCK        073730103     6,159.66        107,050          DEFINED                                107,050
BEAM INC             COMMON
                     STOCK        073730103     1,962.17         34,101          SOLE                   34,101                -
BECTON DICKINSON     COMMON       075887109    34,624.53        440,740          DEFINED                                440,740
BECTON DICKINSON     COMMON       075887109    83,493.57      1,062,800          SOLE                  957,700          105,100
BEMIS INC            COMMON       081437105    27,754.75        881,943          DEFINED                                881,943
BEMIS INC            COMMON       081437105    58,451.75      1,857,380          SOLE                1,598,280          259,100
BERKSHIRE HATHAWAY   CLASS B      084670702    44,881.01        508,855          DEFINED                                508,855
BERKSHIRE HATHAWAY   CLASS B      084670702   106,210.44      1,204,200          SOLE                1,031,250          172,950
BROWN FORMAN CORP    CLASS B      115637209     3,647.08         55,894          DEFINED                                 55,894
BROWN FORMAN CORP    CLASS B      115637209     1,323.34         20,281          SOLE                   20,281                -
CARNIVAL CORP        COMMON       143658300    42,469.91      1,165,475          DEFINED                              1,165,475
CARNIVAL CORP        COMMON       143658300   109,733.01      3,011,334          SOLE                2,568,528          442,806
COCA-COLA CO         COMMON       191216100    43,634.67      1,150,400          DEFINED                              1,150,400
COCA-COLA CO         COMMON       191216100    91,714.74      2,418,000          SOLE                2,080,600          337,400
CRANE CO             COMMON       224399105     2,343.89         58,700          DEFINED                                 58,700
CRANE CO             COMMON       224399105    11,881.81        297,566          SOLE                  250,256           47,310
CULLEN FROST BANKERS COMMON       229899109     6,966.26        121,300          DEFINED                                121,300
CULLEN FROST BANKERS COMMON       229899109    20,674.80        360,000          SOLE                  306,100           53,900
DENBURY RES INC      COMMON       247916208     9,882.65        611,550          DEFINED                                611,550
DENBURY RES INC      COMMON       247916208    26,158.19      1,618,700          SOLE                1,381,400          237,300
DENTSPLY INTL INC    COMMON       249030107     6,243.52        163,700          DEFINED                                163,700
DENTSPLY INTL INC    COMMON       249030107    21,216.86        556,289          SOLE                  473,489           82,800
EMERSON ELEC CO      COMMON       291011104     2,109.40         43,700          DEFINED                                 43,700
EMERSON ELEC CO      COMMON       291011104    12,946.01        268,200          SOLE                  226,900           41,300
FRTNE BRNDS HOME&SEC COMMON       34964C106     1,515.26         56,100          DEFINED                                 56,100
FRTNE BRNDS HOME&SEC COMMON       34964C106       561.81         20,800          SOLE                   20,800                -
GANNETT INC          COMMON       364730101    36,979.46      2,083,350          DEFINED                              2,083,350
GANNETT INC          COMMON       364730101    64,876.43      3,655,010          SOLE                3,166,420          488,590
GENERAL DYNAMICS     COMMON       369550108     7,577.35        114,600          DEFINED                                114,600
GENERAL DYNAMICS     COMMON       369550108    21,125.34        319,500          SOLE                  285,400           34,100
GOOGLE INC           CLASS A      38259P508    12,073.51         16,002          DEFINED                                 16,002
GOOGLE INC           CLASS A      38259P508    35,801.03         47,450          SOLE                   40,127            7,323
GRANITE CONSTR INC   COMMON       387328107     8,007.14        278,800          DEFINED                                278,800
GRANITE CONSTR INC   COMMON       387328107    14,388.72        501,000          SOLE                  432,100           68,900
HEARTLAND EXPRESS IN COMMON       422347104     9,176.61        686,872          DEFINED                                686,872
HEARTLAND EXPRESS IN COMMON       422347104     2,917.46        218,373          SOLE                  218,373                -
HUBBELL INC          CLASS B      443510201    11,025.85        136,560          DEFINED                                136,560
HUBBELL INC          CLASS B      443510201    33,587.84        416,000          SOLE                  351,000           65,000
INFOSYS LIMITED      AMERICAN
                     DEP SHS      456788108    30,045.05        618,975          SOLE                  507,475          111,500
INTEL CORP           COMMON       458140100    24,750.93      1,092,515          DEFINED                              1,092,515
INTEL CORP           COMMON       458140100    58,842.74      2,597,340          SOLE                2,224,020          373,320
JOHNSON & JOHNSON    COMMON       478160104    62,702.59        909,920          DEFINED                                909,920
JOHNSON & JOHNSON    COMMON       478160104   147,922.21      2,146,600          SOLE                1,933,400          213,200
LENNAR CORP          CLASS B      526057302     6,164.41        228,820          DEFINED                                228,820
LENNAR CORP          CLASS B      526057302     2,096.82         77,833          SOLE                   77,833                -
MARKEL CORP          COMMON       570535104    68,955.06        150,396          DEFINED                                150,396
MARKEL CORP          COMMON       570535104   196,418.95        428,404          SOLE                  369,327           59,077
MARTIN MARIETTA MATL COMMON       573284106     9,799.54        118,252          DEFINED                                118,252
MARTIN MARIETTA MATL COMMON       573284106    22,176.01        267,600          SOLE                  229,300           38,300
MDU RES GROUP INC    COMMON       552690109    39,028.43      1,770,800          DEFINED                              1,770,800
MDU RES GROUP INC    COMMON       552690109    76,857.89      3,487,200          SOLE                2,994,600          492,600
MERCK & CO INC       COMMON       58933Y105    53,956.51      1,196,375          DEFINED                              1,196,375
MERCK & CO INC       COMMON       58933Y105   137,780.50      3,055,000          SOLE                2,748,100          306,900
MICROSOFT CORP       COMMON       594918104    50,536.11      1,698,122          DEFINED                              1,698,122
MICROSOFT CORP       COMMON       594918104   105,645.02      3,549,900          SOLE                3,044,000          505,900
NABORS INDS LTD      COMMON       G6359F103    20,082.54      1,431,400          DEFINED                              1,431,400
NABORS INDS LTD      COMMON       G6359F103    51,335.77      3,659,000          SOLE                3,116,200          542,800
NATL AUSTRALIA BK    SP ADR
                      (1 ORD)     632525408     5,514.17        208,633          SOLE                  208,633                -
PETROLEO BRASILEIRO  ADR
                     (2 ORD SHRS) 71654V408   184,820.19      8,056,678          SOLE                6,606,678        1,450,000
PFIZER INC           COMMON       717081103    49,595.93      1,995,812          DEFINED                              1,995,812
PFIZER INC           COMMON       717081103   126,970.58      5,109,480          SOLE                4,612,260          497,220
POSCO                ADR(0.25
                      ORD SHRS)   693483109   150,629.49      1,847,308          SOLE                1,514,688          332,620
PROCTER & GAMBLE CO  COMMON       742718109    55,988.22        807,212          DEFINED                                807,212
PROCTER & GAMBLE CO  COMMON       742718109   126,325.37      1,821,300          SOLE                1,561,500          259,800
ROCKWELL COLLINS INC COMMON       774341101     3,599.24         67,100          DEFINED                                 67,100
ROCKWELL COLLINS INC COMMON       774341101    15,319.58        285,600          SOLE                  254,200           31,400
RYANAIR HLDGS        SP ADR
                      (5 ORD)     783513104   240,117.70      7,445,510          SOLE                6,258,010        1,187,500
SAMSUNG ELECTRS LTD  GDR 144A
                       (0.5 ORD)  796050888   417,791.39        689,961          SOLE                  564,793          125,168
SANDERSON FARMS      COMMON       800013104       403.72          9,100          DEFINED                                  9,100
SIGNET JEWELERS LT   SHS          G81276100    71,794.57      1,472,407          SOLE                  845,757          626,650
SIMPSON MANUFACTURIN COMMON       829073105     1,482.52         51,800          DEFINED                                 51,800
SIMPSON MANUFACTURIN COMMON       829073105       449.33         15,700          SOLE                   15,700                -
SYSCO CORP           COMMON       871829107    32,548.94      1,040,900          DEFINED                              1,040,900
SYSCO CORP           COMMON       871829107    72,021.06      2,303,200          SOLE                1,975,000          328,200
TELLABS INC          COMMON       879664100    14,701.72      4,170,700          DEFINED                              4,170,700
TELLABS INC          COMMON       879664100    26,494.25      7,516,100          SOLE                6,559,752          956,348
TIDEWATER INC        COMMON       886423102    31,512.96        649,350          DEFINED                                649,350
TIDEWATER INC        COMMON       886423102    89,246.67      1,839,000          SOLE                1,566,734          272,266
UNITED TECHNOLOGIES  COMMON       913017109    10,186.70        130,115          DEFINED                                130,115
UNITED TECHNOLOGIES  COMMON       913017109    31,441.26        401,600          SOLE                  358,100           43,500
WALGREEN CO          COMMON       931422109    45,112.72      1,238,000          DEFINED                              1,238,000
WALGREEN CO          COMMON       931422109   117,690.27      3,229,700          SOLE                2,765,800          463,900
WALT DISNEY CO       COMMON       254687106    12,123.73        231,900          DEFINED                                231,900
WALT DISNEY CO       COMMON       254687106    35,801.34        684,800          SOLE                  581,100          103,700
WASHINGTON FEDERAL   COMMON
                      STOCK       938824109    33,464.94      2,008,700          DEFINED                              2,008,700
WASHINGTON FEDERAL   COMMON
                      STOCK       938824109    87,792.79      5,269,675          SOLE                4,517,295          752,380
WELLS FARGO & CO     COMMON       949746101    61,166.82      1,771,411          DEFINED                              1,771,411
WELLS FARGO & CO     COMMON       949746101   147,465.89      4,270,660          SOLE                3,643,260          627,400
                                            4,875,177.76 126,228,524.00                                               126,228,524